UNITED STATES
SECURITIES AND
EXCHANGE
COMMISSION
Washington, D.C
20549


					FORM 13F
				FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
December 31, 2003 Check here if Amendment [ ];
Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						[ ] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name : NEUBERGER BERMAN MANAGEMENT INC.
Address:  605 THIRD AVENUE


	NEW YORK
	NEW YORK 10158-3698
13F File Number: 28-595
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that all
required items, statements, schedules, lists,
and tables, are considered integral part(s) of
this form.
Person signing this report on behalf of
Reporting Manager:
Name:  ELLEN METZGER
Title: SECRETARY AND GENERAL COUNSEL
Phone: (212) 476-9140
Signature, Place, and Date of signing:
ELLEN METZGER, New York, New York, December 31,
2003
Report Type (Check only One)


[ ]  13F Holdings Report
[X]  13F Notice
[ ]  13F Combination Report
List of Other Managers reporting for this
Manager: NEUBERGER BERMAN, LLC
I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934